Restricted Deposits (Details) - Time Deposits [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Restricted Deposits [Line Items]
Financial assets (in Dollars)	$ 16,019,748	$ 15,773,099
Bottom of Range [Member]
Restricted Deposits [Line Items]
Interest rate of time deposits	1.51%	0.00%
Top of Range [Member]
Restricted Deposits [Line Items]
Interest rate of time deposits	18.00%	18.00%